Equity	12 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Equity	18. Equity

Accounting policies

Own shares represent shares and share options of Diageo plc
that are held in treasury or by employee share trusts for the purpose of fulfilling obligations in respect of various employee share plans or were acquired as part of a share buyback
programme. Own shares are treated as a deduction from equity until the shares are cancelled, reissued or disposed of and when vest are transferred from own shares to retained earnings at their weighted average cost.

Share-based payments include share awards and options
granted to directors and employees. The fair value of equity settled share options and share grants is initially measured at grant date based on Monte Carlo and Black Scholes models and is charged to the income statement over the vesting period. For equity settled shares, the credit is included in retained earnings.

Dividends are recognised in the financial statements in the year in which they are approved.

(a) Allotted and fully paid share capital – ordinary shares
of 28 101⁄108 pence each

	Number of shares million	Nominal value $ million
At 30 June 2023	2,460	898
Shares cancelled	(28)	(11)
At 30 June 2024	2,432	887
Shares cancelled	—	—
At 30 June 2025	2,432	887
(b) Hedging and exchange reserve

	Hedging reserve $ million	Exchange reserve $ million	Total $ million
At 30 June 2022	32	(3,270)	(3,238)
Retranslation impact of opening balances(1)	—	(173)	(173)
Other comprehensive income/(loss)	261	(256)	5
At 30 June 2023	293	(3,699)	(3,406)
Other comprehensive loss	(154)	(613)	(767)
At 30 June 2024	139	(4,312)	(4,173)
Other comprehensive income	79	466	545
At 30 June 2025	218	(3,846)	(3,628)
(1)Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.
Out of the total hedging reserve, a deficit of $3 million (2024 – $78 million) represents the cost of hedging arising from cross currency interest rate swaps in net investment hedges.
(c) Own shares
Movements in own shares

	Number of shares million	Purchase considerati on $ million
At 30 June 2022	219	2,223
Retranslation impact of opening balances(1)	—	93
Share trust arrangements	(1)	(15)
Shares used to satisfy options	(2)	(15)
Shares purchased – share buyback programme	38	1,673
Shares cancelled	(38)	(1,673)
At 30 June 2023	216	2,286
Share trust arrangements	(2)	(19)
Shares used to satisfy options	(2)	(17)
Shares purchased – share buyback programme	28	987
Shares cancelled	(28)	(987)
At 30 June 2024	212	2,250
Share trust arrangements	(1)	(14)
Shares used to satisfy options	(1)	(8)
At 30 June 2025	210	2,228
(1) Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.
Share trust arrangements
At 30 June 2025, the employee share trusts owned 3 million of ordinary shares in Diageo plc at a cost of $62 million and market value of
$73 million (2024 – 3 million shares at a cost of $66 million, market value $97 million; 2023 – 3 million shares at a cost of $66 million, market value $127 million). Dividends receivable by the employee share trusts on the shares are waived and the trustee abstains from voting.
Purchase of own shares
Authorisation was given by shareholders on 26 September 2024 to purchase a maximum of 222,316,603 ordinary shares at a minimum price of 28 101/108 pence and a maximum price of the higher of (a) 105%
of the average market value of the company's ordinary shares for the five business days prior to the day the purchase is made and (b) the higher of the price of the last independent trade and the highest current independent bid on the trading venue where the purchase is carried out. The programme expires at the conclusion of the next
Annual General Meeting or 15 months from the passing of this resolution, if earlier.
During the year ended 30 June 2024, the group purchased 28 million ordinary shares (2023 – 38 million), representing approximately 1.1% of the issued ordinary share capital (2023 – 1.5%) at an average price of
2918 pence (3644 cents) per share, and an aggregate cost of $987 million, including transaction costs (2023 – 3616 pence (4382 cents) per share, and an aggregate cost of $1,673 million, including $16 million of transaction costs) under the share buyback programme. The shares purchased under the share buyback programmes were cancelled.
(d) Dividends

	2025 $ million	2024 $ million	2023 $ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2024 62.98 cents per share (2023 – 59.98 cents; 2022 – 52.71 cents)	1,399	1,349	1,200
Interim dividend for the year ended 30 June 2025 40.50 cents per share (2024 – 40.50 cents; 2023 – 38.57 cents)	899	894	871
	2,298	2,243	2,071
A final dividend of $1,399 million (62.98 cents per share; 2024 – 62.98 cents per share) was recommended by the Board of Directors on
4 August 2025 for approval by shareholders at the Annual General
Meeting scheduled to be held on 6 November 2025 bringing the recommended full year dividend to 103.48 cents per share for the year ended 30 June 2025. As this was after the balance sheet date and the dividend is subject to approval by shareholders at the Annual General
Meeting, this dividend has not been included as a liability in these consolidated financial statements. There are no corporate tax consequences arising from this treatment.
Dividends are waived on all treasury shares owned by the company and all shares owned by the employee share trusts.
(e) Non-controlling interests
Diageo consolidates USL, a company incorporated in India, with a 42.79%
non-controlling interest, Sichuan Shuijingfang Company Limited, a company incorporated in China, with a 36.35% non-controlling interest and has a 50% controlling interest in Ketel One Worldwide B.V. (Ketel
One), a company incorporated in the Netherlands.
Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-
controlling interests are as follows:

	2025			2024	2023
	USL $ million	Other $ million	Total $ million	Total $ million	Total $ million
Income statement
Sales	3,201	3,238	6,439	6,224	6,409
Net sales	1,405	2,463	3,868	3,718	3,767
Profit for the year(1)	181	347	528	777	80
Other comprehensive loss(2)	(50)	(241)	(291)	(16)	(172)
Total comprehensive income/(loss)	131	106	237	761	(92)
Attributable to non-controlling interests	56	127	183	277	(66)
Balance sheet
Non-current assets(3)	1,300	4,229	5,529	5,741	5,354
Current assets	1,304	1,437	2,741	2,545	2,316
Non-current liabilities	(199)	(1,450)	(1,649)	(1,774)	(1,656)
Current liabilities	(565)	(1,038)	(1,603)	(1,738)	(1,788)
Net assets	1,840	3,178	5,018	4,774	4,226
Attributable to non-controlling interests	791	1,297	2,088	2,038	1,853
Cash flow
Net cash inflow from operating activities	278	330	608	693	604
Net cash outflow from investing activities	(185)	(120)	(305)	(211)	(236)
Net cash outflow from financing activities	(77)	(317)	(394)	(456)	(170)
Net increase/(decrease) in cash and cash equivalents	16	(107)	(91)	26	198
Exchange differences	(4)	14	10	(33)	(111)
Dividends payable to non-controlling interests	(32)	(108)	(140)	(121)	(117)
(1) Profit for the year includes exceptional operating items attributable to non-controlling interests.
(2) Other comprehensive loss is principally in respect of exchange on translating the subsidiaries to US dollar.
(3) Non-current assets include the global distribution rights for Ketel One vodka products worldwide. The carrying value of the distribution right at 30 June 2025 was $1,800 million (2024 – $1,800 million; 2023 – $1,800 million).
(i) On 30 September 2024, Diageo completed the sale of its 58.02% shareholding in Guinness Nigeria PLC to N-Seven Nigeria Ltd., part of the Tolaram group.
(ii) On 28 January 2025, Diageo announced the sale of its 80.4% shareholding in Guinness Ghana Breweries PLC to Castel Group.
(iii) On 02 April 2025, Diageo announced the sale of its 54.4% shareholding in Seychelles Breweries Limited to Phoenix Beverages.
(f) Employee share compensation
The group uses a number of share award and option plans to grant to its directors and employees.
The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2025 is as follows:

	2025 $ million	2024 $ million	2023 $ million
Executive share award plans	48	34	49
Executive share option plans	9	7	4
Savings plans	2	2	5
	59	43	58
Executive share awards have been granted under the Diageo 2014
Long-Term Incentive Plan (DLTIP) from September 2014 until
September 2023 and are granted under the replacement plan, the
Diageo 2023 Long-Term Incentive Plan from March 2024 onwards to some employees below the Board and from September 2024 to
Executive Directors. Awards are granted as conditional awards in the form of performance shares, performance share options, time-vesting restricted stock units (RSUs) and/or time-vesting share options (or cash-based equivalents in certain locations for regulatory reasons).
Share options are granted at the market value at the time of grant. In the case of Executive Directors, conditional awards of time-vesting
RSUs or forfeitable shares may be awarded under the 2020 Deferred
Bonus Share Plan (DBSP), with vesting not subject to any performance conditions and not subject to a post-vesting retention period.
Share awards normally vest on the third anniversary of the grant date.
Participants do not make a payment to receive the award at grant.
Executive Directors are required to hold any vested shares awarded under DLTIP for a further two-year post-vesting holding period. Share options may normally be exercised between three and ten years after the grant date. Executives in North America and Latin America and
Caribbean are granted awards over the company’s ADRs (one ADR is equivalent to four ordinary shares).
For Executive Directors, performance shares under the DLTIP (for awards granted in 2023 and 2024) are subject to the achievement of three performance measures: 1) compound annual growth in profit before exceptional items over three years; 2) compound annual growth in organic net sales over three years; and 3) environmental, social and governance (ESG) priorities, weighted 40%, 40% and 20% of the maximum respectively. Performance share options under the DLTIP are subject to the achievement of two equally weighted performance measures: 1) a comparison of Diageo’s three-year TSR against a relevant peer group; 2) cumulative free cash flow over a three-year period, measured at constant exchange rates. Performance measures and targets are set annually by the Remuneration Committee and disclosed within the relevant Directors' Remuneration Report. The vesting range is 20% for Executive Directors, and 25% for other participants, for achieving minimum performance targets, up to 100%
for achieving the maximum target level. Retesting of the performance measures is not permitted.
For performance shares under the DLTIP, dividends are accrued on awards and are released to participants to the extent that the awards vest at the end of the performance period. Dividend equivalents are normally paid out in the form of shares.
Savings plans are provided in the form of a savings-related share option plan in the UK and Republic of Ireland (ROI) and in the form of savings-
related share purchase plan in the US. Employees participating in these plans agree to make regular monthly savings to buy options over Diageo shares or American Depositary Receipts (ADRs) at a discounted price.
There are other share incentive plans available for all employees within the group, including the UK Share Incentive Plan, the ROI
Profitshare Plan and the One World Share Incentive Plan introduced in the year ended 30 June 2025.
For the three years ended 30 June 2025, the calculation of the fair value of executive share awards used the Monte Carlo and Black
Scholes pricing model and the following assumptions:

	2025	2024	2023
Risk free interest rate	3.9%	4.7%	3.1%
Expected life of the awards	33 months	33 months	35 months
Dividend yield	3.4%	2.6%	2.0%
Weighted average share price	2426 p	3118 p	3758 p
Weighted average fair value of awards granted in the year(1)	1814 c	1757 c	2318 c
Number of awards granted in the year	3.4 million	2.1 million	1.7 million
Fair value of all awards granted in the year	$61 million	$36 million	$40 million
(1) Based on transaction rate at grant date of the awards.
Transactions on schemes
Transactions on the executive share award plans for the three years ended 30 June 2025 were as follows:

	2025 million	2024 million	2023 million
Number of awards outstanding at 1 July	4.8	4.9	5.2
Granted	3.4	2.1	1.7
Awarded	(1.3)	(1.8)	(1.1)
Forfeited	(0.9)	(0.4)	(0.9)
Number of awards outstanding at 30 June	6.0	4.8	4.9
The exercise price of share options outstanding at 30 June 2025 was in the range of 1709 pence – 3763 pence (2024 – 1709 pence – 3854 pence;
2023 – 1709 pence – 3864 pence).
At 30 June 2025, 4.6 million (2024 – 3.3 million, 2023 – 2.5 million share options were exercisable at a weighted average exercise price of 2512 pence (2024 – 2639 pence, 2023 – 2443 pence. Weighted average remaining contractual life of share options was 6 years at 30 June 2025
(2024 – 6 years, 2023 – 5 years).